DEBT - Samson (Sale of Future Receipts) (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended
	May 28, 2024	May 23, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
DEBT
Proceeds from the issuance of debt				$ 5,874	$ 6,828
Amortization of debt discount				60	$ 250
Sale of Future Receipts - Samson
DEBT
Value assigned	$ 100	$ 100
Proceeds from the issuance of debt	98	100
Unamortized debt discount	$ 28	31	$ 39	39
Periodic payments		$ 12
Payment frequency	bi-weekly	monthly
Term until future receipts paid	1 year	1 year
Outstanding			200	200
Sale of Future Receipts - Samson | Sale of Future Receipts on May 23, 2024
DEBT
Amortization of debt discount			8	10
Sale of Future Receipts - Samson | Sale of Future Receipts on May 28, 2024
DEBT
Amortization of debt discount			$ 7	$ 9
Sale of Future Receipts - Samson | Minimum
DEBT
Periodic payments	$ 6